FAIR VALUE DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Market Risk Benefit, Increase (Decrease) from Other Assumption	$ 1,100	$ 1,600
AFS fixed maturities transferred from Level 3 to Level 2	121	713
AFS fixed maturities transferred from Level 2 to Level 3	$ 168	$ 27
AFS fixed maturities transferred between Level 2 and 3 (as a percent)	(26.90%)	9.90%
Assets for market risk benefits	$ 478	$ 317
Liability for market risk benefits	15,751	21,672
Level 3 | Nonrecurring
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair value measurements not included in quantitative information about level 3 fair value measurements	$ 736	$ 430